ORDINARY SHARES AND TREASURY STOCK	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
ORDINARY SHARES AND TREASURY STOCK
11.
ORDINARY SHARES AND TREASURY STOCK

On May 10, 2019, the Group completed its IPO on the NASDAQ Global Market. In this offering, 4,025,000 ADSs, representing 16,100,000 ordinary shares, were issued at a price of US$10.50 per ADS. One ADS represents four Class A ordinary shares.The aggregate proceeds received by the Group from the IPO, net of issuance costs, were approximately RMB234,354. Upon completion of IPO, the 216,100,000 outstanding ordinary shares with par value of US$0.000000005 per share were split into 100,100,000 Class A ordinary shares and 116,000,000 Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. All of the Class B ordinary shares were held by the Founder of the Company.

For the years ended December 31, 2022 and 2023, the Group repurchased 5,994,368 and 5,329,848 Class A ordinary shares on the open market for an aggregate cash consideration of US$3,454 (RMB24,012) and US$7,060 (RMB50,438) respectively. The weighted average price of these shares repurchased was US$0.58 per share and US$1.32 per share respectively. As of December 31, 2023, 3,970,056 ordinary shares are considered not outstanding and therefore were accounted for under the cost method and included in such treasury stock as a component of the shareholder’s equity.